UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
TAX EXEMPT INCOME FUND
September 30, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,294,700
		Alaska—.6%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,676,704
		Arizona—2.7%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,305,850
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,522,255
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2033	5,260,550
			18,088,655
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039 (a)	5,548,600
		California—4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,585,100
		California State General Obligation:
5,000	M	5.25% 9/1/2030	6,239,100
5,000	M	5% 11/1/2030	6,149,550
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024 (a)	5,376,050
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,385,150
			28,734,950
		Colorado—.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,549,450
		Connecticut—1.7%
		Connecticut State Health & Educational Facs. Auth. Revenue:
5,000	M	4% 7/1/2046	5,430,900
5,000	M	5% 12/1/2045	6,005,750
			11,436,650
		District of Columbia—1.7%
5,000	M	District of Columbia GO 6% 6/1/2021	6,098,450
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,204,100
			11,302,550
		Florida—10.9%
5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	5,602,050
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,589,250
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	5,974,595
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,679,050
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,137,200
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,837,500
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,527,200
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,574,200
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,516,000
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,377,750
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,419,400
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,641,300
		Port Saint Lucie Utility Revenue:
4,525	M	5% 9/1/2018 (a)	4,881,887
475	M	5% 9/1/2029	507,238
			72,264,620

		Georgia—5.7%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,812,200
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,272,152
5,000	M	5.25% 11/1/2034	5,584,450
5,000	M	5% 11/1/2035	6,055,000
4,335	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	4,559,423
5,000	M	Tender Option Bond Trust Receipts 8.51% 7/1/2034 (b)	5,317,900
			37,601,125
		Illinois—7.3%
20,000	M	Chicago Board of Education Lease Certificates: 6% 1/1/2020	21,038,000
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041	6,037,600
		Illinois Finance Auth. Revenue:
5,000	M	Alexian Brothers Health 5.25% 1/1/2022	5,336,500
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,338,550
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	7,967,750
2,585	M	Regional Transportation Auth. 7.75% 6/1/2019	2,860,897
			48,579,297
		Indiana—2.7%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	7,970,232
1,060	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	1,102,495
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	8,953,167
			18,025,894
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,285,950
		Louisiana—1.2%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,947,645
		Maine—.4%
2,220	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,433,941
		Massachusetts—3.0%
2,225	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	2,417,106
5,000	M	Massachusetts St. GO 5% 7/1/2037	6,055,750
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,536,600
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 8.544% 4/13/2017 (b)	5,543,958
			19,553,414
		Michigan—6.1%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,744,400
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,576,200
10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2025	10,421,700
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,574,100
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,865,300
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,441,686
			40,623,386
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,486,050
		Montana—.2%
1,230	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,277,847
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,548,400

		New Jersey—3.5%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	5,959,550
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,550,800
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,897,500
5,000	M	5% 1/1/2043	5,802,300
			23,210,150
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,330,250
		New York—14.1%
5,000	M	New York City GO 4% 8/1/2034	5,631,700
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,130,400
		New York City Trans. Fin. Auth. Rev. Future Tax:
7,500	M	5% 11/1/2038	8,831,700
5,000	M	5% 8/1/2042	6,070,700
5,000	M	New York City Trans. Fin. Auth. 4% 7/15/2040	5,479,150
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,490,557
10,000	M	New York University 5.75% 7/1/2027	12,907,600
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	5,936,900
5,000	M	5% 2/15/2037	5,903,200
2,565	M	State University 5.875% 5/15/2017	2,644,618
7,780	M	Tender Option Bond Trust Receipts 8.58% 8/15/2027 (b)	8,342,416
			93,368,941
		North Carolina—1.0%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,435,800
750	M	North Carolina State Medical Care Comm. Health Facs. Rev. 4% 6/1/2042	827,092
			6,262,892
		Ohio—3.6%
5,000	M	Allen County Hospital Facilities Rev. 5% 11/1/2043	5,796,800
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,505,850
3,710	M	Jefferson County GO 5.75% 12/1/2019	3,979,198
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,503,450
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
980	M	6.125% 9/1/2028	1,019,984
2,025	M	5.85% 9/1/2033	2,146,784
			23,952,066
		Pennsylvania—2.8%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,773,900
6,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043	7,008,780
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	5,960,650
			18,743,330
		Rhode Island—1.2%
7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	7,664,090
		South Carolina—1.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,915,700
5,000	M	South Carolina State Pub. Svc. Auth. Rev. 5.25% 12/1/2055	5,988,900
			11,904,600

		Texas—8.1%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,085,700
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,648,933
615	M	5.25% 2/15/2030	651,537
		Houston Utilities System Revenue:
4,730	M	5.125% 5/15/2019 (a)	5,241,077
270	M	5.125% 11/15/2032	298,812
5,000	M	Houston Utilities Systems Wtr. & Swr. Rev. 5% 11/15/2027	5,223,500
5,000	M	JP Morgan Chase Putters 8.589% 2/1/2030 (b)	6,086,100
5,000	M	Medina Valley Indpt. School District GO ROLS 8.684% 10/26/2016 (b)	5,159,400
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)	9,788,901
700	M	5.125% 1/1/2028	730,737
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,629,950
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,196,250
			53,740,897
		Washington—3.8%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	6,005,800
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,499,500
7,000	M	Providence Health 5.25% 10/1/2033	7,546,140
5,500	M	Washington State ROLS 8.6435% 9/1/2017 (b)	6,076,730
			25,128,170
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2018 (a)	4,934,340
		Wisconsin—4.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021	15,051,960
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033	7,715,164
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041	5,750,750
			28,517,874
Total Value of Municipal Bonds (cost $592,904,842)			657,017,428
		SHORT-TERM TAX EXEMPT INVESTMENTS—.1%
1,000	M	Mississippi Business Fin. Corp.
		Adjustable Rate Note (c) 0.78% (cost $1,000,000)	1,000,000
Total Value of Municipal Investments (cost $593,904,842)		99.1%	658,017,428
Other Assets, Less Liabilities		.9	5,791,222
Net Assets		100.0%	$663,808,650

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $593,904,842.  Accumulated net unrealized appreciation on investment was $64,112,586, consisting of $64,228,329 gross unrealized appreciation and $115,743 gross unrealized depreciation.

Portfolio of Investments (unaudited)
TAX EXEMPT OPPORTUNITIES FUND
September 30, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—98.0%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,834,100
		Alaska—1.2%
		Matanuska-Susitna Boro Lease Revenue:
1,930	M	6% 9/1/2019 (a)	2,209,252
1,070	M	6% 9/1/2028 (a)	1,224,818
			3,434,070
		Arizona—3.2%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,362,087
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,361,550
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,204,300
			8,927,937
		California—3.3%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,235,047
2,000	M	California State Health Facs. Fing. Auth. Rev. 4% 3/1/2039	2,196,600
5,000	M	California State GO 5% 4/1/2037	5,954,050
			9,385,697
		Connecticut—.4%
6	M	Fairfield GO 2.25% 7/1/2036	5,748
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,060,060
			1,065,808
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,325,380
		Florida—9.1%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	6,104,450
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2019 (a)	1,113,010
1,000	M	5.25% 7/1/2019 (a)	1,116,400
		Florida State Municipal Power Agy. Revenue:
4,250	M	5% 10/1/2018 (a)	4,599,520
750	M	5% 10/1/2028	805,222
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,843,146
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,635,200
2,405	M	Palm Beach Public Impt. Rev. 4% 1/1/2040	2,690,161
			25,907,109
		Georgia—6.4%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,812,200
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	3,948,046
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,946,575
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,618,965
1,490	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,567,137
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,184,220
			18,077,143
		Hawaii—1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,820,775

		Idaho—.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,329,160
		Illinois—6.3%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027	5,234,800
5,000	M	6.5% 1/1/2041	6,037,600
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,855,975
2,000	M	Illinois State GO 5.5% 7/1/2027	2,292,960
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,344,870
			17,766,205
		Indiana—1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
1,500	M	5.25% 7/15/2028	1,616,925
1,000	M	5.25% 7/15/2029	1,077,950
			2,694,875
		Louisiana—3.1%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025 (a)	1,631,520
3,000	M	Louisiana State GO 5% 9/1/2020 (a)	3,464,430
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,104,930
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,636,542
			8,837,422
		Massachusetts—2.5%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,863,500
1,000	M	Mass.St. Dev. Fin. Agency Rev. (Dana Farber Cancer Inst.) 5% 12/1/2046	1,207,760
			7,071,260
		Michigan—5.5%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,782,400
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,906,500
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,153,730
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,832,250
			15,674,880
		Mississippi—3.5%
3,000	M	Jackson County Util. Auth. Wtr. & Wstwtr. Treatment Rev. 5% 9/1/2040	3,499,650
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
2,660	M	5.375% 7/1/2029	2,925,894
2,000	M	5.625% 7/1/2039	2,224,780
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,338,470
			9,988,794
		Missouri—2.7%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,077,360
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,406,040
1,000	M	5% 9/1/2037	1,101,510
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	1,014,270
			7,599,180
		Nebraska—.4%
1,000	M	Nebraska Public Pwr. Dist. Rev. 5% 1/1/2036	1,204,420
		New Jersey—1.9%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,306,600
1,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	1,182,890
			5,489,490

		New York—13.4%
4,050	M	Nassau County GO 5% 4/1/2031	4,630,770
		New York City Trans. Fin. Auth. Revenue:
1,500	M	5% 7/15/2035	1,831,410
5,000	M	5% 7/15/2037	5,942,750
7,000	M	5% 11/1/2038	8,242,920
5,000	M	New York State Environmental Facs. Corp. Rev. 4% 6/15/2046	5,587,950
		New York State Dormitory Authority Revenue:
5,000	M	Columbia University 5% 10/1/2041	5,825,650
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	5,945,600
			38,007,050
		North Carolina—1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,274,320
		Ohio—3.7%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,190,620
1,000	M	Hamilton County Sales Tax 5% 12/1/2032	1,007,110
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,321,276
5,000	M	University of Cincinnati 5% 6/1/2028	5,826,350
			10,345,356
		Oregon—1.5%
		Oregon Health and Science University Revenue:
1,500	M	5% 7/1/2036	1,838,730
1,935	M	5% 7/1/2039	2,364,435
			4,203,165
		Pennsylvania—6.2%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,848,350
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,507,639
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,802,790
		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	2,949,050
1,000	M	5% 12/1/2044	1,173,980
2,910	M	West Mifflin Area School District GO 5.375% 4/1/2027	3,170,940
			17,452,749
		Rhode Island—2.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
3,250	M	Public Schools Financing Program 5.25% 5/15/2029	3,550,300
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,561,297
2,560	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	3,045,888
			8,157,485
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,614,945
		Texas—10.4%
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	6,139,000
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,394,250
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,816,100
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,624,040
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,340,400
5,000	M	5% 1/1/2040	5,823,050
1,250	M	Parker County GO 5% 2/15/2019 (a)	1,371,000
			29,507,840
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030	1,538,290
		Virginia—1.2%
		Norfolk General Obligation:
795	M	4% 10/1/2033 (d)	901,713
485	M	4% 10/1/2035 (d)	544,184
1,500	M	5% 10/1/2046 (d)	1,835,910
			3,281,807

		Washington—1.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033		5,390,100
Total Value of Municipal Bonds (cost $249,554,376)				277,206,812
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.5%
		Adjustable Rate Notes (c)
3,000	M	Mississippi State Business Fin. Revenue .85%		3,000,000
750	M	Missouri State Health & Educational Facs. Revenue .78%		750,000
500	M	New York City GO .91%		500,000
Total Value of Short-Term Tax Exempt Investments (cost $4,250,000)				4,250,000
Total Value of Municipal Investments (cost $253,804,376)			99.5%	281,456,812
Other Assets, Less Liabilities			.5	1,445,278
Net Assets			100.0%	$282,902,090

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $253,804,376.  Accumulated net unrealized appreciation on investments was $27,652,436, consisting of gross unrealized appreciation of $27,706,065 and gross unrealized depreciation of $53,629.

Portfolio of Investments (unaudited)
CALIFORNIA TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.6%
		Airport—4.0%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,150,510
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,075,530
			2,226,040
		Appropriation—2.1%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,191,160
		Education—3.2%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	592,190
1,000	M	California State University Rev. 5% 11/1/2037	1,196,610
			1,788,800
		Electric—3.0%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	573,810
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,106,190
			1,680,000
		General Obligation—17.2%
1,000	M	Chico Unified School District 5% 8/1/2026	1,074,070
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,108,680
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,075,770
1,000	M	Foothill-De Anza Community College District 4% 8/1/2040 (d)	1,114,730
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,114,520
555	M	Natomas Unified School District 5.95% 9/1/2021	604,584
1,000	M	New Haven Unified School District 5% 8/1/2040	1,206,760
1,000	M	San Diego Unified School District 5% 7/1/2040	1,209,390
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,184,380
			9,692,884
		Health Care—12.2%
		California Health Facs. Fin. Auth. Revenue:
1,000	M	Adventist Health System 4% 3/1/2039	1,098,300
1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	1,117,020
1,000	M	Lucile Packard Stanford Hospital 5% 8/15/2055	1,189,480
500	M	Stanford Hospital 5.25% 11/15/2031	578,845
		Sutter Health:
1,000	M	5% 8/15/2043	1,186,480
1,000	M	4% 11/15/2041	1,094,050
500	M	California Statewide Communities Dev. Auth. Rev. 5.5% 8/15/2026	585,650
			6,849,825
		Lease—5.3%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	590,295
1,000	M	5.5% 11/1/2030	1,246,610
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,113,590
			2,950,495

		Other Revenue—1.0%
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028		541,125
		Other Tax—6.6%
330	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017		334,990
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032		1,140,030
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028		1,193,940
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024		1,014,720
				3,683,680
		Pre-Refunded/Escrowed-to-Maturity—19.8%
1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)		1,122,770
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (a)		780,337
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)		1,113,450
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)		1,225,150
1,000	M	5% 9/1/2023 (a)		1,256,740
1,000	M	California Statewide Communities Dev. Auth. Rev. 5.125% 7/1/2018 (a)		1,075,210
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)		1,189,410
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2020 (a)		1,212,580
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)		1,103,930
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)		1,070,620
				11,150,197
		State General Obligation—6.4%
		California State Various Purpose:
1,000	M	5% 9/1/2031		1,219,660
2,000	M	5% 4/1/2037		2,381,620
				3,601,280
		Toll & Turnpike—2.2%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032		1,207,130
		Transportation—2.0%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032		1,201,900
		Water/Sewer—13.6%
1,000	M	Irvine Ranch Water District 5.25% 2/1/2046 (d)		1,253,550
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027		1,141,770
1,000	M	5% 6/1/2035		1,226,070
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029		554,310
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029		1,102,090
1,000	M	San Diego County Water Authority 5% 5/1/2033		1,201,550
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035		1,189,440
				7,668,780
Total Value of Municipal Bonds (cost $49,789,940)				55,433,296
		SHORT-TERM TAX EXEMPT INVESTMENTS—4.4%
		Adjustable Rate Notes (c)
2,000	M	California Infrastructure & Economic Development Revenue .78%		2,000,000
500	M	California State .78%		500,000
Total Value of Short-Term Tax Exempt Investments (cost $2,500,000)				2,500,000
Total Value of Municipal Investments (cost $52,289,940)			103.0%	57,933,296
Excess of Liabilities Over Other Assets			(3.0)	(1,705,519)
Net Assets			100.0%	$56,227,777

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $52,289,940.  Accumulated net unrealized appreciation on investments was $5,643,356, consisting of $5,661,386 gross unrealized appreciation and $18,030 gross unrealized depreciation.

Portfolio of Investments (unaudited)
CONNECTICUT TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.1%
		Appropriation—11.3%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,077,030
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,133,890
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,799,612
			4,010,532
		Education—10.8%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
		Connecticut College:
500	M	4% 7/1/2039	545,305
1,000	M	5% 7/1/2041	1,145,120
1,000	M	Loomis Chafee School 5% 7/1/2030	1,063,360
1,000	M	University of Connecticut 4.75% 2/15/2029	1,080,840
			3,834,625
		Electric—1.6%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	577,935
		General Obligation—5.1%
425	M	Hamden 4% 8/15/2036	452,757
145	M	Hartford 5% 4/1/2031	163,443
1,000	M	Waterbury 5% 12/1/2032	1,191,320
			1,807,520
		Health Care—7.5%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	553,385
		Middlesex Hospital:
350	M	5% 7/1/2026	397,799
460	M	5% 7/1/2027	521,258
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,201,150
			2,673,592
		Other Revenue—1.7%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	607,485
		Other Tax—5.6%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
1,000	M	5% 11/1/2025	1,080,490
750	M	5% 8/1/2035	900,435
			1,980,925

		Pre-Refunded/Escrowed-to-Maturity—35.9%
1,000	M	Bridgeport 5% 12/1/2016 (a)		1,007,310
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)		1,088,940
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)		1,085,330
1,000	M	Renbrook School 5% 7/1/2017 (a)		1,031,100
1,000	M	Salisbury School 5% 7/1/2018 (a)		1,071,580
1,000	M	Wesleyan University 5% 7/1/2020 (a)		1,146,750
1,000	M	Westminster School 5% 7/1/2017 (a)		1,031,100
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)		1,071,580
500	M	Yale-New Haven Hospital 5.25% 7/1/2020 (a)		577,970
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)		1,035,460
855	M	Hartford 5% 4/1/2021 (a)		1,004,805
1,500	M	New Haven 5% 3/1/2019 (a)		1,648,185
				12,800,110
		State General Obligation—3.3%
1,000	M	Connecticut State 5% 11/1/2031		1,162,590
		Water/Sewer—15.3%
1,000	M	Greater New Haven Water Pollution Control 5% 8/15/2030		1,215,930
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036		1,174,960
500	M	5% 11/1/2042		595,830
1,000	M	South Central Connecticut Regl. Water Auth. Rev. 5.25% 8/1/2029		1,057,900
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		496,116
750	M	5.5% 8/15/2038		928,680
				5,469,416
Total Value of Municipal Bonds (cost $32,279,420)				34,924,730
		SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
250	M	Connecticut State Health & Educational Facs.
		Adjustable Rate Note .69% (c) (cost $250,000)		250,000
Total Value of Municipal Investments (cost $32,529,420)			98.8%	35,174,730
Other Assets, Less Liabilities			1.2	427,950
Net Assets			100.0%	$35,602,680

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $32,529,420.  Accumulated net unrealized appreciation on investments was $2,645,310, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MASSACHUSETTS TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—96.8%
		Education—30.4%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,127,100
		Massachusetts State Dev. Fin. Agy. Revenue:
750	M	Boston University 5.6% 10/1/2035	850,883
400	M	Berklee College of Music 4% 10/1/2036	443,096
1,000	M	Lesley University 5.25% 7/1/2033	1,152,020
500	M	Phillips Academy 5% 9/1/2038	609,465
250	M	Worcester Polytechnic Inst. 5% 9/1/2052	295,652
1,000	M	Harvard University 5.5% 11/15/2036	1,098,630
365	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	387,827
170	M	Massachusetts State Health & Edl. Facs. Auth. 5% 10/1/2037	176,890
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,192,140
			7,333,703
		General Obligation—3.3%
500	M	Quincy 5% 12/1/2028	570,120
215	M	Worcester 5.5% 8/15/2017	215,871
			785,991
		Health Care—9.5%
		Massachusetts State Dev. Fin. Agy. Revenue:
500	M	Dana-Farber Cancer Inst. 5% 12/1/2046	603,880
500	M	Partners Healthcare 5% 7/1/2047	598,085
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,082,120
			2,284,085
		Housing—4.6%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,100,050
		Other Tax—9.7%
1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032	1,176,700
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036	1,164,790
			2,341,490
		Pre-Refunded/Escrowed-to-Maturity—21.9%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)	1,072,310
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)	1,092,310
830	M	Massachusetts State Health & Edl. Facs. Auth. 5% 10/1/2017 (a)	865,092
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)	1,152,600
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)	1,101,770
			5,284,082
		State General Obligation—5.8%
1,000	M	Massachusetts State 5.5% 8/1/2030	1,388,870
		Toll & Turnpike—4.6%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035	1,123,920

		Water/Sewer—7.0%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		600,775
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2025		1,095,200
				1,695,975
Total Value of Municipal Bonds (cost $20,852,724)				23,338,166
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.7%
400	M	Massachusetts State Health & Edl. Facs. Auth.
		Adjustable Rate Note .78% (c) (cost $400,000)		400,000
Total Value of Municipal Investments (cost $21,252,724)			98.5%	23,738,166
Other Assets, Less Liabilities			1.5	354,886
Net Assets			100.0%	$24,093,052

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $21,252,724.  Accumulated net unrealized appreciation on investments was $2,485,442, consisting of $2,486,752 gross unrealized appreciation and $1,310 gross unrealized depreciation.

Portfolio of Investments (unaudited)
MICHIGAN TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security		Value
		MUNICIPAL BONDS—97.9%
		Airport—4.4%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045		$885,915
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029		580,860
		Education—8.2%
1,000	M	Ferris State University 5% 10/1/2028		1,070,550
500	M	Western Michigan University 5.25% 11/15/2033		596,775
				1,667,325
		Electric—5.6%
400	M	Marquette Brd. of Light & Pwr. 5% 7/1/2033		485,672
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022		651,700
				1,137,372
		General Obligation—17.6%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025		1,075,320
1,000	M	Goodrich Area School District 5.5% 5/1/2032		1,164,880
250	M	Portage Public Schools 5% 11/1/2037		298,740
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030		1,025,290
				3,564,230
		Health Care—10.1%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029		1,147,850
750	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045		895,207
				2,043,057
		Lease—5.5%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025		1,118,190
		Other Tax—5.5%
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029		1,115,670
		Pre-Refunded/Escrowed-to-Maturity—24.3%
500	M	Detroit Distributable State Aid 5% 11/1/2030 (a)		523,845
1,000	M	Grand Rapids Water Supply 5% 1/1/2029 (a)		1,091,800
1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		1,114,820
1,000	M	Michigan State 5% 11/1/2018 (a)		1,085,590
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,106,370
				4,922,425
		Water/Sewer—13.8%
1,000	M	Detroit Water Supply 5.5% 7/1/2027		1,071,620
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,148,880
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		569,050
				2,789,550
Total Value of Municipal Bonds (cost $18,001,050)			97.9%	19,824,594
Other Assets, Less Liabilities			2.1	430,675
Net Assets			100.0%	$20,255,269

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $18,001,050.  Accumulated net unrealized appreciation on investments was $1,823,544, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
MINNESOTA TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.1%
		Airport—2.5%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026	$505,225
		Appropriation—5.9%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,185,330
		Education—12.5%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	870,563
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	523,225
250	M	Gustavus Adolfus College 5% 10/1/2031	274,610
500	M	Macalester College 5% 6/1/2035	563,960
250	M	University of Minnesota 5.25% 12/1/2030	292,990
			2,525,348
		Electric—11.2%
		Minnesota State Municipal Pwr. Agy. Elec. Revenue:
250	M	5.25% 10/1/2035	283,657
500	M	4% 10/1/2041	551,570
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2021	524,185
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5% 1/1/2041	299,735
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	605,425
			2,264,572
		General Obligation—13.2%
500	M	Bemidji 5% 2/1/2028	571,850
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	525,570
500	M	Hennepin County 5% 12/1/2025	503,685
500	M	Scott County 5% 12/1/2023	523,730
500	M	St. Louis County 5% 12/1/2023	523,730
			2,648,565
		Health Care—13.6%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	514,485
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	830,048
500	M	St. Cloud Health Care Revenue 5.375% 5/1/2031	557,135
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	844,418
			2,746,086
		Housing—4.7%
		Minnesota State Housing Finance Agency:
70	M	Multi-Family Housing 5.05% 7/1/2034	73,780
		Rental Housing Revenue:
250	M	5% 8/1/2030	269,770
300	M	5.05% 8/1/2031	330,978
220	M	5% 8/1/2033	243,278
35	M	Single-Family Housing Rev. 5.9% 7/1/2028	36,134
			953,940
		Lease—8.8%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	627,858
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	286,512
		State Appropriation:
250	M	5% 8/1/2035	296,763
250	M	5% 8/1/2036	291,318
250	M	Minnetonka Indpt. Sch. Dist. #276 COP 5% 3/1/2029	273,225
			1,775,676

		Other Tax—7.1%
300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030	354,765
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024	1,064,700
			1,419,465
		Pre-Refunded/Escrowed-to-Maturity—19.6%
500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (a)	515,280
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (a)	764,309
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 8/1/2017 (a)	776,640
500	M	Minnesota State 5% 6/1/2018 (a)	534,360
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (a)	526,085
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (a)	548,450
250	M	St. Cloud Health Care 5.125% 5/1/2020 (a)	286,632
			3,951,756
Total Value of Municipal Bonds (cost $18,409,080)		99.1%	19,975,963
Other Assets, Less Liabilities		.9	184,806
Net Assets		100.0%	$20,160,769

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $18,409,080.  Accumulated net unrealized appreciation on investments was $1,566,883, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
NEW JERSEY TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.6%
		Appropriation—11.2%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,301,130
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
780	M	5% 10/1/2028	829,202
1,000	M	5.75% 10/1/2031	1,113,400
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,139,880
1,000	M	5.5% 12/15/2038	1,076,650
			5,460,262
		Education—10.5%
		New Jersey Educational Facilities Auth. Revenue:
500	M	College of New Jersey 4% 7/1/2035	549,090
		Montclair State University:
1,000	M	5% 7/1/2036	1,186,760
1,000	M	5% 7/1/2039	1,167,490
1,000	M	Princeton University 5% 7/1/2034	1,112,810
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,110,160
			5,126,310
		General Obligation—22.9%
500	M	Bayonne 5% 7/1/2039	594,700
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,199,420
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,191,910
295	M	Edison Township 4% 6/1/2037	333,061
1,000	M	Elizabeth 5.25% 4/15/2027	1,143,560
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,342,960
500	M	Gloucester County Impt. Auth. 4% 4/1/2038	555,490
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,087,430
1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	1,195,310
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,150,130
415	M	Montclair Twp. 5% 1/1/2037	483,716
500	M	Passaic County Impt. Auth. Rev. 5% 8/1/2031	598,535
300	M	Rahway 4% 4/15/2028	347,559
			11,223,781
		Health Care—6.6%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,098,580
1,000	M	Virtua Health 5.5% 7/1/2038	1,114,340
			3,212,920

		Housing—1.0%
460	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	475,134
		Industrial Development Revenue/Pollution Control Revenue—4.1%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	1,987,927
		Lease—9.4%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,253,480
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,189,060
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027	1,090,770
1,000	M	5.25% 6/15/2028	1,087,170
			4,620,480
		Other Revenue—1.9%
750	M	New Brunswick Parking Auth. 5% 9/1/2035	912,338
		Other Tax—1.4%
650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027	701,655
		Pre-Refunded/Escrowed-to-Maturity—18.6%
1,000	M	Bayonne 5.25% 7/1/2019 (a)	1,117,270
1,000	M	Jersey City 5% 1/15/2019 (a)	1,093,560
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (a)	1,091,180
220	M	New Jersey State Health Care Facs. Fing. Auth. 5% 10/1/2018 (a)	238,093
2,000	M	Rowan University 5% 7/1/2018 (a)	2,144,260
1,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (a)	1,072,130
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2019 (a)	2,361,860
			9,118,353
		Toll & Turnpike—7.2%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030	1,205,320
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029	1,193,630
1,000	M	5% 1/1/2031	1,111,360
			3,510,310
		Transportation—2.3%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031	1,121,160
		Water/Sewer—2.5%
1,000	M	Passaic Valley Water Commission 5% 12/15/2029	1,213,560
Total Value of Municipal Bonds (cost $43,969,112)		99.6%	48,684,190
Other Assets, Less Liabilities		.4	199,421
Net Assets		100.0%	$48,883,611

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $43,969,112.  Accumulated net unrealized appreciation on investment was $4,715,078, consisting of $4,730,718 gross unrealized appreciation and $15,640 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NEW YORK TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.5%
		Appropriation—8.1%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,358,140
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,188,550
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,487,350
1,000	M	Mental Health Services 5% 2/15/2033	1,074,190
1,500	M	State University 5.25% 5/15/2021	1,769,565
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	3,022,344
			12,900,139
		Education—14.8%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	559,000
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,220,010
1,000	M	5% 7/1/2039	1,217,340
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,642,105
1,000	M	Columbia University: 5% 10/1/2041	1,165,130
3,000	M	Cornell University 5% 7/1/2040	3,410,550
1,000	M	Fordham University 5% 7/1/2028	1,174,280
		New York University:
1,610	M	6% 7/1/2018	1,753,918
2,000	M	5% 7/1/2030	2,420,740
1,000	M	5% 7/1/2037	1,188,590
1,000	M	4% 7/1/2043	1,110,780
500	M	Skidmore College 5% 7/1/2027	582,610
3,500	M	The New School 5.5% 7/1/2043	4,035,955
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,214,310
			23,695,318
		Electric—.9%
1,200	M	Long Island Power Auth. Elec. Rev. 5% 9/1/2044	1,409,604
		General Obligation—14.1%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,145,750
500	M	Haverstraw-Stony Point Central School Dist. 5% 10/15/2036	598,790
1,000	M	Monroe County 5% 6/1/2029	1,096,800
		New York City:
2,000	M	4% 8/1/2036	2,232,380
500	M	4% 8/1/2039	554,895
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,622,065
1,000	M	Master Boces Program 5% 8/15/2028	1,094,780
375	M	School District Fin. Program 5.625% 10/1/2029	422,554
5,000	M	Tender Option Bond Trust 8.58% (b)	5,887,600
			22,655,614

		Health Care—1.6%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	717,050
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,283,936
500	M	6% 7/1/2036	564,785
			2,565,771
		Housing—2.0%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,195,710
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,055,298
			3,251,008
		Lease—3.7%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,382,850
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,141,990
2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	3,334,950
			5,859,790
		Other Tax—17.9%
		New York City Transitional Fin Auth Revenue:
2,500	M	5% 2/1/2028	2,899,100
1,000	M	5% 11/1/2033	1,147,110
3,000	M	5% 11/1/2038	3,532,680
1,000	M	4% 5/1/2042	1,103,800
2,000	M	5% 8/1/2042	2,428,280
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,200,110
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,740,675
3,000	M	5.75% 3/15/2036	3,354,990
		Sales Tax Revenue:
1,000	M	5% 3/15/2035	1,244,110
3,500	M	5% 3/15/2038	4,158,840
3,500	M	5% 3/15/2042	4,242,139
550	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2027	576,912
			28,628,746
		Pre-Refunded/Escrowed-to-Maturity—18.9%
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (a)	1,142,900
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (a)	5,580,450
		Nassau County:
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (a)	3,287,190
4,405	M	GO 5% 10/1/2019 (a)	4,943,732
		New York State Dormitory Authority Revenue:
1,000	M	New York University 5% 10/1/2019 (a)	1,122,620
1,200	M	Pratt Institute 5% 7/1/2019 (a)	1,334,676
3,025	M	School District Fing. Auth. 5.625% 10/1/2019 (a)	3,451,858
1,000	M	St. John's University 5% 7/1/2017 (a)	1,031,790
		New York State Thruway Authority Rev.
1,185	M	5% 10/1/2017 (a)	1,234,426
1,925	M	5% 4/1/2018 (a)	2,044,947
1,450	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2017 (a)	1,518,164
1,895	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	1,961,230
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (a)	1,621,875
			30,275,858

		Transportation—10.6%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029		5,831,550
2,000	M	5.25% 11/15/2036		2,534,300
1,000	M	5% 11/15/2039		1,234,470
1,500	M	New York State Thruway Authority Rev. 5% 1/1/2041		1,803,885
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031		5,605,800
				17,010,005
		Water/Sewer—5.9%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029		608,900
250	M	5% 7/1/2030		301,908
250	M	5% 7/1/2031		300,375
300	M	5% 7/1/2032		358,881
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021		3,391,300
2,000	M	5% 6/15/2032		2,341,040
1,000	M	5% 6/15/2043		1,158,600
		Western Nassau Cnty. Water Auth. Revenue:
500	M	5% 4/1/2034		598,175
300	M	5% 4/1/2035		357,381
				9,416,560
Total Market Value of Municipal Bonds (cost $141,937,852)				157,668,413
		SHORT-TERM TAX EXEMPT INVESTMENTS—.5%
		Adjustable Rate Notes (c )
500	M	New York City GO .91%		500,000
300	M	Triborough Bridge & Tunnel Authority .78%		300,000
Total Value of Short-Term Tax Exempt Investments (cost $800,000)				800,000
Total Market Value of Municipal Investments (cost $142,737,852)			99.0%	158,468,413
Other Assets, Less Liabilities			1.0	1,592,028
Net Assets			100.0%	$160,060,441

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $142,737,852.  Accumulated net unrealized appreciation on investments was $15,730,561 consisting of $15,759,047 gross unrealized appreciation and $28,486 gross unrealized depreciation.

Portfolio of Investments (unaudited)
NORTH CAROLINA TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.9%
		Combined Utility—7.7%
$500	M	Greenville Comb. Enterprise Sys. Rev. 4% 4/1/2046	$550,635
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,153,850
			1,704,485
		Education—9.1%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041	607,855
750	M	North Carolina State Medical Care Commission Facs. Rev.
		4% 6/1/2042	827,093
500	M	University of North Carolina Ltd. Obligation 4% 6/1/2034	559,040
			1,993,988
		Health Care—16.2%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,087,160
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,087,520
250	M	North Carolina State Medical Care Commission Hlth. Sys. Rev.
		4% 10/1/2034	279,252
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,111,900
			3,565,832
		Lease—9.9%
1,000	M	Charlotte COP 5% 6/1/2029	1,102,070
1,000	M	Salisbury COP 5.625% 3/1/2026	1,089,070
			2,191,140
		Pre-Refunded/Escrowed-to-Maturity—42.6%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (a)	858,680
1,000	M	Installment Fing. Contract 5% 1/1/2019 (a)	1,092,510
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (a)	1,088,930
1,000	M	Durham County COP 5% 6/1/2019 (a)	1,108,400
500	M	Harnett County COP 5% 6/1/2019 (a)	553,920
1,000	M	Lincoln County 5.5% 6/1/2018 (a)	1,077,480
1,000	M	Monroe COP 5.5% 3/1/2019 (a)	1,110,560
410	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019	435,846
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (a)	1,135,010
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (a)	930,546
			9,391,882
		Toll & Turnpike—4.9%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026	1,086,890
		Water/Sewer—7.5%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034	1,109,340
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031	532,574
			1,641,914

Total Market Value of Municipal Bonds (cost $19,783,156)	97.9%	21,576,131
Other Assets, Less Liabilities	2.1	458,053
Net Assets	100.0%	$22,034,184

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $19,783,156.  Accumulated net unrealized appreciation on investment was $1,792,975, consisting of $1,801,566 gross unrealized appreciation and $8,591 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OHIO TAX EXEMPT FUND
September 30, 2016

Principal
Amount		Security	Value
		MUNICIPAL BONDS—97.3%
		Education—13.9%
$500	M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.) 5.375% 12/1/2030	$573,085
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,118,470
250	M	University of Cincinnati 4% 6/1/2036	272,732
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,102,820
			3,067,107
		General Obligation—12.4%
500	M	Defiance City School District 5% 12/1/2039	595,595
400	M	Jefferson County Jail Construction 5.75% 12/1/2019	429,024
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,142,240
500	M	Madison Local School District Richland County 5% 12/1/2034	576,530
			2,743,389
		Health Care—15.2%
500	M	Allen County Hospital Facs. Rev. 5% 11/1/2043	579,680
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	597,080
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,108,810
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,055,480
			3,341,050
		Housing—.9%
180	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	187,344
		Lease—5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,162,400
		Other Revenue—5.2%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,146,170
		Pre-Refunded/Escrowed-to-Maturity—29.6%
500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)	552,050
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)	1,108,450
900	M	Franklin County 5% 12/1/2017 (a)	944,514
1,000	M	Ohio State 5.375% 3/1/2018 (a)	1,063,780
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)	444,244
250	M	6.125% 12/1/2018 (a)	278,323
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)	1,069,070
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)	1,069,070
			6,529,501
		Toll & Turnpike—1.6%
300	M	Ohio State Turnpike Commission 5% 2/15/2028	361,380
		Water/Sewer—13.2%
445	M	Cleveland Waterworks Poll. Cntrl. Rev. 5% 11/15/2041	529,657
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038	1,192,100
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038	1,184,360
			2,906,117
Total Value of Municipal Bonds (cost $19,556,934)		97.3%	21,444,458
Other Assets, Less Liabilities		2.7	592,982
Net Assets		100.0%	$22,037,440

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $19,556,934.  Accumulated net unrealized appreciation on investment was $1,887,524, consisting of $1,888,426 gross unrealized appreciation and $902 gross unrealized depreciation.

Portfolio of Investments (unaudited)
OREGON TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.3%
		Airport—5.1%
		Jackson County Airport Revenue:
$200	M	5% 12/1/2032	$248,728
200	M	5% 12/1/2033	247,746
		Port of Portland Airport Revenue:
1,000	M	5% 7/1/2029	1,072,310
1,000	M	5% 7/1/2031	1,228,940
			2,797,724
		Appropriation—1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	664,287
		Education—7.0%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,130,950
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,486,988
1,000	M	University of Oregon 5% 4/1/2045	1,206,590
			3,824,528
		Electric—8.0%
1,000	M	Central Lincoln People's Util. Dist. 5% 12/1/2045	1,188,360
		Eugene Electric Util. Revenue:
2,000	M	5% 8/1/2038	2,339,720
750	M	4% 8/1/2040	833,025
			4,361,105
		General Obligation—25.5%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,131,850
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,192,220
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,050,960
1,000	M	5% 6/15/2030	1,070,230
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,356,450
1,000	M	Marion County School District #103, 5% 6/15/2035	1,205,810
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,162,370
1,225	M	Newport Zero Coupon 6/1/2029	900,853
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	545,905
1,000	M	Salem 5% 6/1/2028	1,098,740
1,000	M	Umatilla County Unified School District 5% 6/15/2033	1,205,360
1,000	M	Washington County School District #15 Zero Coupon 6/15/2023	888,910
1,000	M	Yamhill County School District #40, 4% 6/15/2035	1,126,720
			13,936,378
		Health Care—13.0%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,056,840
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,142,310
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	560,130
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	1,979,225

		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,771,950
500	M	5% 7/1/2039	610,965
			7,121,420
		Housing—.2%
95	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	95,941
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	568,415
		Other Tax—3.3%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	566,055
1,000	M	Tri-County Metropolitan Transportation Dist. 5% 9/1/2040	1,214,790
			1,780,845
		Pre-Refunded/Escrowed-to-Maturity—23.5%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (a)	831,337
1,500	M	5.125% 6/1/2019 (a)	1,667,610
1,000	M	Chemeketa Community College District 5% 6/15/2018 (a)	1,070,580
1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (a)	1,109,090
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (a)	1,087,330
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (a)	817,897
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (a)	1,061,760
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (a)	2,010,640
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (a)	1,109,660
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2018 (a)	1,066,000
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (a)	1,029,990
			12,861,894
		Water/Sewer—10.5%
		Clackamas River Water Revenue:
1,000	M	5% 11/1/2043	1,193,790
665	M	5% 11/1/2046	792,168
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034	601,950
500	M	Portland Water Sys. Rev. 5% 5/1/2034	576,475
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031	2,602,480
			5,766,863
Total Value of Municipal Bonds (cost $48,867,868)			53,779,400
		SHORT-TERM TAX EXEMPT INVESTMENTS—.6%
300	M	Oregon State Health Sciences Univ. Rev.
		Adjustable Rate Note .88% (c) (cost $300,000)	300,000
Total Value of Municipal Investments (cost $49,167,868)		98.9%	54,079,400
Other Assets, Less Liabilities		1.1	620,520
Net Assets		100.0%	$54,699,920

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $49,167,868.  Accumulated net unrealized appreciation on investments was $4,911,532, consisting entirely of gross unrealized appreciation.

Portfolio of Investments (unaudited)
PENNSYLVANIA TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—97.5%
		Airport—2.9%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,030,410
		Appropriation—3.1%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,090,110
		Education—9.5%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,106,230
		Penn. St. Higher Educ. Facs. Revenue:
1,000	M	5.5% 8/15/2018	1,084,940
500	M	4% 8/15/2041	546,025
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	581,330
			3,318,525
		General Obligation—19.9%
500	M	Boyertown Area School District 5% 10/1/2036	585,780
220	M	East Stroudsburg Area School District 5% 9/1/2029	231,933
1,000	M	Easton Area School District 5.2% 4/1/2028	1,058,390
1,000	M	Penn Delco School District 5% 6/1/2034	1,196,070
950	M	Philadelphia School District 6% 9/1/2038	1,002,744
700	M	Reading 6.25% 11/1/2033	766,885
1,000	M	Scranton School District 5% 7/15/2027	1,034,900
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,089,670
			6,966,372
		Health Care—12.6%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,116,870
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,177,510
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,090,910
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	574,030
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	457,735
			4,417,055
		Other Revenue—2.3%
740	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	817,633
		Other Tax—4.9%
1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024	1,169,670
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031	563,215
			1,732,885
		Pre-Refunded/Escrowed-to-Maturity—22.5%
955	M	Beaver County 5.55% 11/15/2017 (a)	1,006,217
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032 (a)	1,093,220
400	M	Daniel Boone Area School District 5% 8/15/2018 (a)	430,672
780	M	East Stroudsburg Area School District 5% 3/1/2018 (a)	826,090
260	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2020 (a)	301,920
1,000	M	Methacton School District 6.375% 3/1/2018 (a)	1,078,450

		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (a)		1,085,440
1,000	M	5% 6/1/2019 (a)		1,108,170
300	M	Reading 6.25% 11/1/2018 (a)		333,279
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (a)		617,817
				7,881,275
		Toll & Turnpike—3.3%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2030		1,160,650
		Water/Sewer—16.5%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,136,540
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		591,380
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,104,780
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		582,360
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,192,130
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,164,170
				5,771,360
Total Value of Municipal Bonds (cost $30,906,342)			97.5%	34,186,275
Other Assets, Less Liabilities			2.5	893,241
Net Assets			100.0%	$35,079,516

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $30,906,342.  Accumulated net unrealized appreciation on investments was $3,279,933 consisting of $3,285,336 gross unrealized appreciation and $5,403 gross unrealized depreciation.

Portfolio of Investments (unaudited)
VIRGINIA TAX EXEMPT FUND
September 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—101.1%
		Airport—6.8%
$1,250	M	Capital Regional Airport Rev. 4% 7/1/2038	$1,399,863
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
1,000	M	5% 10/1/2026	1,110,960
500	M	5% 10/1/2034	602,895
			3,113,718
		Appropriation—8.3%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	556,960
500	M	5% 2/15/2030	560,075
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	2,043,580
500	M	Western VA Regl. Jail Facs. Rev. 5% 12/1/2038	609,110
			3,769,725
		Combined Utility—3.7%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038	591,495
1,000	M	5% 1/15/2040	1,087,700
			1,679,195
		Education—3.9%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,161,850
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	588,605
			1,750,455
		General Obligation—9.3%
		Norfolk:
1,000	M	5% 8/1/2034	1,207,090
100	M	4% 10/1/2034 (d)	112,764
500	M	4% 10/1/2035 (d)	561,015
500	M	5% 10/1/2041 (d)	614,450
1,000	M	Portsmouth 5% 2/1/2035	1,190,130
500	M	Powhatan Cnty. 5% 1/15/2032	556,260
			4,241,709
		Health Care—3.9%
1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	1,158,040
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	599,240
			1,757,280
		Lease—7.8%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,156,170
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,229,940
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,162,490
			3,548,600

		Other Revenue—9.6%
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,214,800
765	M	Suffolk 5% 6/1/2028	894,882
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2029	639,917
370	M	5% 11/1/2033	401,398
1,000	M	5% 11/1/2045	1,210,190
			4,361,187
		Other Tax—2.7%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,211,170
		Pre-Refunded/Escrowed-to-Maturity—28.9%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (a)	1,071,760
1,000	M	Danville 5% 8/1/2019 (a)	1,116,380
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (a)	1,113,420
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (a)	1,062,380
500	M	Hanover County 5.25% 1/15/2021 (a)	590,935
1,000	M	Hopewell 5.875% 7/15/2019 (a)	1,138,730
1,000	M	New Kent County Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (a)	1,014,350
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (a)	1,083,590
275	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	286,146
235	M	Suffolk 5% 6/1/2021 (a)	278,148
1,000	M	Virginia St. Public School Auth. Rev. 5% 8/1/2019 (a)	1,115,790
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (a)	624,335
425	M	5% 11/1/2019 (a)	477,381
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2030	1,161,320
1,000	M	Waynesboro 5% 1/15/2017 (a)	1,012,450
			13,147,115
		Toll & Turnpike—1.2%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053	565,470
		Transportation—2.4%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029	1,108,750
		Water/Sewer—12.6%
1,000	M	Fairfax Cnty. Swr. Rev. 4% 7/15/2037	1,130,460
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043	615,745
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033	569,180
1,000	M	Norfolk Water Rev. 5% 11/1/2037	1,157,280
2,000	M	Upper Occoquan Rgl. Swr. Rev. 4% 7/1/2036	2,282,320
			5,754,985
Total Value of Municipal Bonds (cost $42,340,468)		101.1%	46,009,359
Excess of Liabilities Over Other Assets		(1.1)	(502,037)
Net Assets		100.0%	$45,507,322

At September 30, 2016, the cost of municipal investments for federal income tax purposes was $42,340,468.  Accumulated net unrealized appreciation on investments was $3,668,891, consisting of $3,678,447 gross unrealized appreciation and $9,556 gross unrealized depreciation.

FOOTNOTES

(a) Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b) Inverse floating rate securities (see Note 3). Interest rates are determined and reset periodically and are the rates in effect at September 30, 2016.

(c) Interest rates are determined and reset periodically by the issuer and are the rates in effect at September 30, 2016.

(d) A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 2).

Summary of Abbreviations:
COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Option Longs

1. Security Valuation — The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon valuations provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any insured municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of September 30, 2016:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds*:
Tax Exempt Income	-	$657,017,428	-
Tax Exempt Opportunities	-	277,206,812	-
California	-	55,433,296	-
Connecticut	-	34,924,730	-
Massachusetts	-	23,338,166	-
Michigan	-	19,824,594	-
Minnesota	-	19,975,963	-
New Jersey	-	48,684,190	-
New York	-	157,668,413	-
North Carolina	-	21,576,131	-
Ohio	-	21,444,458	-
Oregon	-	53,779,400	-
Pennsylvania	-	34,186,275	-
Virginia	-	46,009,359	-

Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	-	$1,000,000	-
Tax Exempt Opportunities	-	4,250,000	-
California	-	2,500,000	-
Connecticut	-	250,000	-
Massachusetts	-	400,000	-
New York	-	800,000	-
Oregon	-	300,000	-

* The portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds for the period ended September 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

2. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest Income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily.

3. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.
To the extent that a Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the Funds’ adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the period ending September 30, 2016, the Funds had no investments in futures contracts or options.
Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds' investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the period ended September 30, 2016, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the period ended September 30, 2016, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the period ended September 30, 2016, the Funds had no investments in MMD Rate Locks.

Item 2. Controls and Procedures

(a)  The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)  Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/s/ William Lipkus
William Lipkus
President and Principal Executive Officer

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Tax Exempt Funds

By	/s/ William Lipkus
William Lipkus
President and Principal Executive Officer

By	/s/ Joseph I. Benedek
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	November 28, 2016